Fair Value Measurements - Earnout and Derivative Rollforward (Details) - USD ($)	3 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
Earnout Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 750,000	$ 1,060,000	$ 0
Change in fair value	(50,000)	(310,000)	1,060,000
Ending balance	700,000	750,000	1,060,000
Derivative Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	408,100	2,137,800	0
Fair value at issuance			5,120,900
Change in fair value	(87,200)	(1,729,700)	(2,983,100)
Ending balance	$ 320,900	$ 408,100	$ 2,137,800